Share-Based compensation (Details) - shares					12 Months Ended
	Aug. 08, 2022	Jun. 08, 2022	May 14, 2022	Feb. 21, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Granted	75,000	175,000	72,500	219,000
Forfeited/Cancelled				(5,000)
Exercised						80,500
Share based payment arrangements by all plans
Share-Based Compensation
Outstanding at January 1					993,490	1,007,500
Granted					536,500	401,240
Forfeited/Cancelled					(78,500)	(750)
Exercised					(35,000)	(414,500)
Outstanding at December 31					1,416,490	993,490
Exercisable at December 31					795,745	693,310